Putnam Convertible Securities Fund
The fund's portfolio
1/31/24 (Unaudited)

CONVERTIBLE BONDS AND NOTES (82.6%)(a)
		Principal amount	Value
Aerospace and defense (1.3%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27		$6,190,000	$7,585,845

			7,585,845
Automotive (1.0%)
Rivian Automotive, Inc. 144A cv. sr. unsec. sub. notes 4.625%, 3/15/29		5,180,000	5,515,502

			5,515,502
Basic materials (0.5%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26		3,190,000	2,737,339

			2,737,339
Biotechnology (5.7%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27		4,903,000	4,713,254
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27		2,990,000	2,976,844
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27		2,345,000	2,613,588
Cytokinetics, Inc. cv. sr. unsec. unsub. notes 3.50%, 7/1/27		2,260,000	3,873,188
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27		2,825,000	1,938,798
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28		1,982,000	1,792,521
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27		3,005,000	2,569,275
Innoviva, Inc. cv. sr. unsec. notes 2.50%, 8/15/25		3,850,000	4,186,875
Insmed, Inc. cv. sr. unsec. sub. notes 0.75%, 6/1/28		3,330,000	3,611,385
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27		3,058,000	3,440,250

			31,715,978
Broadcasting (1.3%)
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27		6,865,000	7,222,616

			7,222,616
Cable television (2.7%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28		6,050,000	4,613,125
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25		4,410,000	3,137,715
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53		7,395,000	7,265,588

			15,016,428
Commercial and consumer services (3.8%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27		5,786,000	4,724,269
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25		4,580,000	8,567,348
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27		8,350,000	7,739,615

			21,031,232
Computers (13.3%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		10,586,000	12,083,919
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27		5,390,000	6,980,050
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27		7,339,000	6,480,337
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26		2,866,000	2,555,039
Confluent, Inc. cv. sr. unsec. unsub. notes zero %, 1/15/27		2,755,000	2,288,303
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25		3,265,000	4,621,608
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26		3,036,000	2,487,698
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28		6,060,000	6,332,700
Envestnet, Inc. company guaranty cv. sr. unsec. notes 2.625%, 12/1/27		3,775,000	3,737,250
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26		3,015,000	2,716,515
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 1.50%, 12/15/29		1,820,000	1,854,580
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26		2,835,000	5,475,803
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)		8,849,000	10,636,498
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25		3,455,000	5,522,818

			73,773,118
Consumer cyclicals (0.9%)
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28		4,285,000	4,855,334

			4,855,334
Consumer finance (—%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26		210	174

			174
Consumer services (9.1%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26		2,477,000	2,247,878
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28		10,495,000	8,252,219
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)		4,733,000	4,218,523
Match Group Financeco 3, Inc. 144A company guaranty cv. sr. unsec. notes 2.00%, 1/15/30		6,480,000	5,754,888
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28		10,025,000	11,167,850
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26		3,715,000	3,144,005
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27		8,880,000	9,718,272
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26		4,625,000	6,291,505

			50,795,140
Electric utilities (2.3%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28		5,570,000	5,455,815
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27		4,731,000	4,813,793
Southern Co. (The) 144A cv. sr. unsec. notes 3.875%, 12/15/25		2,615,000	2,603,233

			12,872,841
Electrical equipment (0.6%)
Prysmian SpA cv. sr. unsec. unsub. notes zero %, 2/2/26 (Italy)	EUR	3,000,000	3,576,682

			3,576,682
Electronics (3.1%)
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27		$2,965,000	3,387,513
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27		924,000	1,334,256
ON Semiconductor Corp. 144A company guaranty cv. sr. unsec. notes 0.50%, 3/1/29		8,299,000	8,045,881
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29		7,515,000	4,321,125

			17,088,775
Energy (oil field) (0.3%)
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29		2,170,000	1,579,977

			1,579,977
Engineering and construction (0.6%)
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28		2,855,000	3,355,196

			3,355,196
Entertainment (4.3%)
IMAX Corp. cv. sr. unsec. unsub. notes 0.50%, 4/1/26 (Canada)		3,456,000	3,060,634
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29		8,567,000	9,430,344
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25		1,269,000	1,521,531
NCL Corp., Ltd. company guaranty cv. sr. unsec. unsub. notes 2.50%, 2/15/27		3,620,000	3,314,110
Royal Caribbean Cruises, Ltd. cv. sr. unsec. unsub. notes 6.00%, 8/15/25		1,715,000	4,477,062
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26		2,505,000	2,256,066

			24,059,747
Environmental (1.2%)
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28		6,333,000	6,436,228

			6,436,228
Gaming and lottery (0.9%)
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28		6,192,000	5,170,320

			5,170,320
Health care services (0.7%)
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27		4,570,000	3,833,316

			3,833,316
Homebuilding (0.4%)
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26		2,837,000	2,237,826

			2,237,826
Lodging/Tourism (1.0%)
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27		3,620,000	5,500,590

			5,500,590
Machinery (1.0%)
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25		4,661,000	5,496,915

			5,496,915
Manufacturing (0.5%)
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26		3,097,000	2,796,901

			2,796,901
Medical technology (6.0%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/24 (China) (In default)(NON)(F)		3,213,000	—
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/16/24 (China) (In default)(NON)(F)		3,544,000	—
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27		5,128,000	4,871,600
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28		11,440,000	10,053,472
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		2,244,000	2,389,860
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28		3,590,000	4,663,410
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27		4,840,000	5,009,400
Shockwave Medical, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28		2,999,000	3,142,952
TransMedics Group, Inc. 144A cv. sr. unsec. sub. notes 1.50%, 6/1/28		2,780,000	3,301,250

			33,431,944
Oil and gas (0.7%)
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29		3,420,000	3,785,940

			3,785,940
Pharmaceuticals (4.2%)
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)		3,349,000	3,566,685
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28		13,220,000	13,279,490
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. notes 2.00%, 6/15/26 (Ireland)		2,275,000	2,284,100
Mirum Pharmaceuticals, Inc. 144A cv. sr. unsec. sub. notes 4.00%, 5/1/29		1,940,000	2,215,480
Revance Therapeutics, Inc. cv. sr. unsec. notes 1.75%, 2/15/27		2,800,000	1,930,250

			23,276,005
Power producers (1.9%)
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48		7,975,000	10,507,063

			10,507,063
Real estate (1.1%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)		5,505,000	5,934,941

			5,934,941
Restaurants (0.7%)
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28		5,060,000	4,142,875

			4,142,875
Software (6.0%)
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26		2,806,000	2,537,746
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26		3,366,000	2,949,289
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29		3,225,000	3,521,700
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		1,897,000	4,135,460
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		7,216,000	6,411,416
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26		4,295,000	4,647,190
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26		5,865,000	4,873,815
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28		4,360,000	4,189,960

			33,266,576
Technology services (5.5%)
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		3,665,000	12,461,258
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27		9,431,000	7,586,296
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26		4,190,000	3,744,813
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26		6,865,000	6,902,758

			30,695,125
Telecommunications (—%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(NON)(F)		5,121,000	512

			512

Total convertible bonds and notes (cost $459,248,049)			$459,295,001

CONVERTIBLE PREFERRED STOCKS (8.5%)(a)
	Shares	Value
Banking (2.4%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	11,045	$13,451,153

		13,451,153
Electric utilities (1.2%)
NextEra Energy, Inc. $3.46 cv. pfd.(S)	187,150	6,932,036

		6,932,036
Investment banking/Brokerage (3.0%)
Apollo Global Management, Inc. $3.38 cv. pfd.	289,789	16,935,269

		16,935,269
Machinery (0.8%)
Chart Industries, Inc. $3.375 cv. pfd.(S)	86,700	4,335,000

		4,335,000
Metals (1.1%)
RBC Bearings, Inc. $5.00 cv. pfd.	47,808	5,874,647

		5,874,647

Total convertible preferred stocks (cost $48,615,683)		$47,528,105

COMMON STOCKS (2.6%)(a)
	Shares	Value
ATI, Inc.(NON)	45,115	$1,843,850
Broadcom, Inc.	1,110	1,309,800
Exxon Mobil Corp.	74,485	7,657,796
NVIDIA Corp.	2,775	1,707,374
Palo Alto Networks, Inc.(NON)	6,395	2,164,771

Total common stocks (cost $13,762,482)		$14,683,591

CORPORATE BONDS AND NOTES (0.7%)(a)
	Principal amount	Value
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	$1,925,000	$1,814,313
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	1,846,000	1,892,150

Total corporate bonds and notes (cost $3,405,394)		$3,706,463

SHORT-TERM INVESTMENTS (6.0%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.52%(AFF)	3,804,650	$3,804,650
Putnam Short Term Investment Fund Class P 5.47%(AFF)	29,321,965	29,321,965

Total short-term investments (cost $33,126,615)		$33,126,615
TOTAL INVESTMENTS

Total investments (cost $558,158,223)		$558,339,775

Key to holding's currency abbreviations
EUR	Euro
USD/ $	United States Dollar
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $556,166,863.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/24
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$8,044,470	$22,716,211	$26,956,031	$106,940	$3,804,650
	Putnam Short Term Investment Fund Class P†	23,919,703	59,839,703	54,437,441	275,569	29,321,965

	Total Short-term investments	$31,964,173	$82,555,914	$81,393,472	$382,509	$33,126,615
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $3,804,650 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,645,208.
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,843,850	$—	$—
Energy	7,657,796	—	—
Technology	5,181,945	—	—

Total common stocks	14,683,591	—	—
Convertible bonds and notes	—	459,294,489	512
Convertible preferred stocks	21,270,269	26,257,836	—
Corporate bonds and notes	—	3,706,463	—
Short-term investments	—	33,126,615	—

Totals by level	$35,953,860	$522,385,403	$512
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com